Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000932381_SupplementTextBlock

TRIBUTARY FUNDS, INC.

September 26, 2014 Supplement to the Prospectus dated August 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Please note that all changes are effective October 1, 2014, unless otherwise noted below.

Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On pages 9 and 10, in the section entitled “Principal Investment Strategies” for the Tributary Balanced Fund, please delete the second and third paragraphs in their entirety and replace them with the following:

With respect to the equity portion of the Fund, the sub-adviser intends to target companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook. The sub-adviser employs strategies to control the risks of the Fund’s equity holdings, including diversifying stockholdings across the major economic sectors and individual companies.

With respect to the fixed income portion of the Fund, the sub-adviser intends to target bonds with attractive yields.  Additionally, the Fund intends to invest primarily in fixed income securities rated, at the time of purchase, within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s sub-adviser.  However, also with respect to the fixed income portion of the Fund, the Fund may invest up to 20% of that portion in fixed income securities rated below such ratings (“junk” or “high yield” bonds) but not lower than a B rating by an NRSRO at the time of purchase.  In addition, the sub-adviser seeks to diversify its bond holdings across the major fixed income sectors, individual issuers, and maturities to maintain a fixed income allocation dollar-weighted average maturity of three years or more.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

On page 10, in the section entitled “Principal Risks” for the Tributary Balanced Fund, please delete the “Growth Investing Risk” in its entirety and replace it with the following:

Growth Investing Risk: The Fund’s growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for this Fund may not grow as the sub-adviser anticipated.

On page 10, in the section entitled “Principal Risks” for the Tributary Balanced Fund, please insert the following risk:

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment grade” by national ratings agencies.  Junk bonds are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

On page 11, in the section entitled “Performance History for Past 10 Years” for the Tributary Balanced Fund, please delete the first paragraph in its entirety and replace it with the following paragraph:

The bar chart and table below show the Fund’s annual returns and its long-term performance and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and a composite index that is comprised of 60% of the Fund’s equity benchmark and 40% of the Fund’s fixed income benchmark.  The composite index is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the indices do not reflect the returns net of fees, expenses, or taxes.

On page 11, in the section entitled “Performance History for Past 10 Years” for the Tributary Balanced Fund, after the second paragraph please insert the following paragraph:

Effective October 1, 2014, for consistency with the duration parameters of the fixed income portion of the Fund, the Fund will replace the Barclays U.S. Government/Credit Index with the Barclays U.S. Intermediate Government/Credit Index and the Composite Index comprised of 60% S&P 500 Index and 40% Barclays U.S. Government/Credit Index with the Composite Index comprised of 60% S&P 500 Index and 40% Barclays U.S. Intermediate Government/Credit Index, as the Fund’s secondary benchmarks.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and a composite index that is comprised of 60% of the Fund's equity benchmark and 40% of the Fund's fixed income benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 1, 2014, for consistency with the duration parameters of the fixed income portion of the Fund, the Fund will replace the Barclays U.S. Government/Credit Index with the Barclays U.S. Intermediate Government/Credit Index and the Composite Index comprised of 60% S&P 500 Index and 40% Barclays U.S. Government/Credit Index with the Composite Index comprised of 60% S&P 500 Index and 40% Barclays U.S. Intermediate Government/Credit Index, as the Fund's secondary benchmarks.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

On pages 11 and 12, in the section entitled “Performance History for Past 10 Years” for the Tributary Balanced Fund, please delete both of the tables entitled “Average Annual Total Returns (For periods ended December 31, 2013)” in their entirety and insert the following table:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

On page 12, in the section entitled “Performance History for Past 10 Years” for the Tributary Balanced Fund, please delete the table entitled “ Annual Total Returns — Institutional Plus Class (%)” in its entirety.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2013)
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Barclays U.S. Intermediate Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Barclays U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.35%)
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	4.52%
Composite Index (60% S&P 500 Index, 40% Barclays U.S. Intermediate Government/Credit Index)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.10%
5 Years	rr_AverageAnnualReturnYear05	12.49%
10 Years	rr_AverageAnnualReturnYear10	6.35%
Composite Index (60% S&P 500 Index, 40% Barclays U.S. Government/Credit Index)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.40%
5 Years	rr_AverageAnnualReturnYear05	12.69%
10 Years	rr_AverageAnnualReturnYear10	6.54%
Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.90%
5 Years	rr_AverageAnnualReturnYear05	15.57%
10 Years	rr_AverageAnnualReturnYear10	8.24%
Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.78%
5 Years	rr_AverageAnnualReturnYear05	14.92%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.10%
5 Years	rr_AverageAnnualReturnYear05	12.55%
10 Years	rr_AverageAnnualReturnYear10	6.65%
Institutional Plus
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.19%